INCOME TAXES (Details) - USD ($)	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Deferred tax asset attributable to:
Net operating loss carry over	$ 288,740	$ 201,056	$ 149,948
Less: valuation allowance	(288,740)	(201,056)	(149,948)
Net deferred tax asset